Warrants and other derivative financial liabilities	6 Months Ended
Jun. 30, 2024
Warrants and other derivative financial liabilities
Warrants and other derivative financial liabilities
15.	Warrants and other derivative financial liabilities

Warrants and other derivative financial liabilities are as follows:

in € thousand	June 30, 2024	December 31, 2023
Reorganization Warrants	1,510	2,854
RDO & 2022 PIPE Warrants	17,980	29,590
May 2023 Warrants	118,562	170,505
2023 PIPE Warrants	464	2,064
2024 Public Offering Warrants	20,081	—
2024 PIPE Warrants[1]	39,703	—
2024 PIPE Warrants – Day one loss	(8,996)	—
May 2024 Prefunded Warrants	17,791	—
May 2024 Prefunded Warrants – Day one loss	(11,312)	—
Warrants	195,783	205,013

The movements of the warrants and other derivative financial liabilities were as follows:

in € thousand	2024	2023
At January 1	205,013	26,267
Initial recognition of May 2023 Warrants	—	(82,829)
Settlement of Initial Funding Amount on May 2023 Warrants	—	91,811
Initial recognition of 2024 Public Offering Warrants	27,887	—
Initial recognition of 2024 Public Offering over-allotment option	4,617	—
Initial recognition of 2024 PIPE Warrants[1]	44,703	—
Initial recognition of 2024 PIPE Warrants – Day one loss	(8,873)
Initial recognition of May 2024 Prefunded Warrants	11,157	—
Initial recognition of May 2024 Prefunded Warrants – Day one loss	(11,157)	—
Settlement of May 2024 Prefunded Warrant Agreement proceeds	22,477	—
Foreign currency translation	6,533	(1,542)
Fair value changes to profit or loss	(106,574)	258,337
At June 30	195,783	292,044

[1]Includes 46,338,225 warrants issued in the 2024 PIPE, and 24,025,208 warrants issued attached to the May 2024 Prefunded Warrants. The warrants in both issues have identical terms and are referred to together as the “2024 PIPE Warrants”.

During the period ended June 30, 2024, no warrants were exercised (June 30, 2023: nil). The valuation methodology is described in note 18.

Fair value changes include €56,857 thousand from May 2023 Warrants and €12,436 thousand from RDO & 2022 PIPE Warrants recognized in finance income.

2024 Public Offering

2024 Public Offering Warrants

As part of the 2024 Public Offering described in note 13, the Group issued warrants to purchase 38,095,238 Class A shares with an exercise price of US$1.50 per warrant, expiring 5 years from the date of issuance (the “2024 Public Offering Warrants”).

The 2024 Public Offering Warrants are derivative financial liabilities at FVTPL measured at Level 3 on the fair value hierarchy. The initial fair value is €27,887 thousand, with fair value changes of €8,135 thousand that were subsequently recognized in finance income and a foreign exchange loss of €330 thousand subsequently recognized in finance expense.

Over-allotment option

Further, a derivative financial liability at FVTPL was recognized for the 2024 Public Offering over-allotment option to purchase additional 5,714,285 Class A shares of Lilium at US$1.05 per share, together with warrants to purchase 5,714,285 Class A shares at an exercise price of US$1.50 per warrant. The over-allotment option was exercisable within 30-days from the date of the underwriting agreement.

The over-allotment option is measured at Level 3 in the fair value hierarchy and had an initial fair value of €4,617 thousand. Fair value changes of €4,641 thousand were subsequently recognized in finance income, with a foreign exchange loss of €24 thousand recognized in finance expense. The option expired without being exercised.

2024 PIPE

As part of the 2024 PIPE described in note 13, the Group issued warrants to purchase 46,338,225 Class A shares with an exercise price of US$1.50 per warrant, expiring 6 years from the date of issuance (the “2024 PIPE Warrants”).

The 2024 PIPE Warrants are derivative financial liabilities at FVTPL measured at Level 3 on the fair value hierarchy. The initial fair value is €35,830 thousand, with fair value changes of €10,134 thousand that were subsequently recognized in finance income and a foreign exchange loss of €426 thousand subsequently recognized in finance expense.

May 2024 Prefunded Warrant Agreement

In May 2024 the Group entered into a securities purchase agreement with Aceville Pte. Limited (“Aceville”) to issue 24,025,208 warrants to purchase one Class A share per warrant for an initial exercise price of US$1.05 per warrant (the “May 2024 Prefunded Warrants”). The warrants were issued in June 2024 in exchange for prefunding US$1.00 per warrant of the aggregate exercise price of US$1.05 per warrant, generating total gross proceeds of €22,477 thousand. No further consideration was paid. Subsequently the warrants can be exercised by cash payment of the remaining US$0.05 exercise price per warrant, or otherwise by cashless net settlement of the outstanding warrants against the aggregate prefunding received. The warrants expire 10 years from the date of issuance, with an automatic extension for 5 years, at which point any remaining warrants will automatically be exercised by cashless net settlement. The automatic extension can be waived by mutual agreement between both Lilium and the investor.

Further, in the same agreement the Group issued 24,025,208 additional 2024 PIPE Warrants to Aceville. The 2024 PIPE Warrants are a contractually separable financial instrument from the May 2024 Prefunded Warrants.

The prefunding of €22,477 thousand is considered to be the transaction price paid for the issue of both the May 2024 Prefunded Warrants and the 2024 PIPE Warrants together. The transaction was concluded at arms length as it is entered into on the same day and with similar terms to the 2024 Public Offering and the 2024 PIPE. The proceeds are allocated based on the relative fair values between the 2024 PIPE Warrants and to the May 2024 Prefunded Warrants at the point of settlement, please see note 18 for the valuation methods employed.

As of the date of initial recognition, the combined valuations of the two instruments exceed the discounted proceeds receivable, resulting in a day one loss of €20,030 thousand, of which €8,873 thousand is allocated to the 2024 PIPE Warrants and €11,157 thousand to the May 2024 Prefunded Warrants. The day one loss will be deferred and recognized in finance expenses upon either exercise or expiry of the relevant warrants.

Aceville is an affiliate of Tencent Holdings Limited, a major shareholder and related party of the Group.

Both the May 2024 Prefunded Warrants and the 2024 PIPE Warrants are financial liabilities at FVTPL measured at Level 3 on the fair value hierarchy. May 2024 Prefunded Warrants had fair value movements of €6,205 thousand subsequently recognized in finance income and a foreign exchange loss of €91 thousand that were subsequently recognized in finance expense. The additional 2024 PIPE Warrants from the May 2024 Prefunded Warrant Agreement had fair value movements of €5,094 thousand subsequently recognized in finance income and a foreign exchange loss of €72 thousand subsequently recognized in finance expense.

Transaction costs of €556 thousand are recognized in general and administrative expenses in relation to the warrants issued.